DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $100,000 or more as of December 31, 2011, and 2010 was $99,545,812 and $100,328,380, respectively.

At December 31, 2011, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2012	$126,670
2013	26,759
2014	6,064
2015	11,398
2016	6,224
$177,115